Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Gross unrealized holding gain (loss) on securities available for sale, income tax	$ 43	$ (245)	$ 39
Reclassification adjustment for gross realized holding gain on securities available for sale, income tax	0	348	0
Benefit plans, income tax	$ (181)	$ (52)	$ (32)